Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividend per share, declared and paid	$ 0.03	$ 0.03